LEASES	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Mar. 31, 2021
Leases [Abstract]
LEASES

NOTE 2 – LEASES

Effective April 1, 2019, the Company adopted ASU No. 2016-02, Leases (ASC 842), and related ASUs, as amended, using the alternative transition method, which allowed the Company to initially apply the new lease standard at the adoption date (the “effective date method”). In January 2020, the Company executed a lease for a new, larger corporate facility in San Diego, California and paid a $100,000 security deposit. The 39-month lease term commenced April 1, 2020, and the lease provides for an initial monthly rent of approximately $12,400 annual rent increases of approximately 3%. In addition to the minimum lease payments, the Company is responsible for property taxes, insurance and certain other operating costs. The right-to-use asset and corresponding liability for the facility lease have been measured at the present value of the future minimum lease payments. A discount rate of 11%, which approximated the Company’s incremental borrowing rate, was used to measure the lease asset and liability. Lease expense is recognized on a straight line basis over the lease term.

The Company obtained a right-of-use asset of $270,950 in exchange for its obligations under the operating lease. The landlord also provided a lease incentive of approximately $139,000, which was paid to the Company in June 2020, for the Company to make improvements to the leased space.

Future minimum payments under the facility operating lease, as of December 31, 2021, are listed in the table below.

Annual Fiscal Years	Operating lease
2022	38,358
2023	158,028
2024	40,692
Less:
Imputed interest	(20,049)
Present value of lease liabilities	$217,029

Cash paid for amounts included in the measurement of lease liabilities was $115,073 for the nine months ended December 31, 2021. Rent expense was $80,698 and $80,654 for the nine months ended December 31, 2021 and 2020, respectively, and $26,930 and $26,844 for the three months ended December 31, 2021 and 2020, respectively.

NOTE 4 – LEASES

Effective April 1, 2019, the Company adopted ASC No. 842, as amended, using the alternative transition method, which allowed the Company to initially apply the new lease standard at the adoption date (the “effective date method”). In January 2020, the Company executed a lease for a new, larger corporate facility in San Diego, California and paid a $100,000 security deposit. The 39-month lease term commenced April 1, 2020, and the lease provides for an initial monthly rent of approximately $12,400 with annual rent increases of approximately 3%. In addition to the minimum lease payments, the Company is responsible for property taxes, insurance and certain other operating costs. The right-to-use asset and corresponding liability for the facility lease have been measured at the present value of the future minimum lease payments. A discount rate of 11%, which approximated the Company’s incremental borrowing rate, was used to measure the lease asset and liability. Lease expense is recognized on a straight line basis over the lease term.

The Company obtained a right-of-use asset of $270,950 in exchange for its obligations under the operating lease. The landlord also provided a lease incentive of approximately $139,000, which was paid to the Company in June 2020, for the Company to make improvements to the leased space.

Future minimum payments under the facility operating lease, net of the lease incentive, as of March 31, 2021, are listed in the table below.

Operating
Annual Fiscal Years	lease
2022	$153,432
2023	158,028
2024	40,692
Less:
Imputed interest	(42,297)
Present value of lease liabilities	$309,855

Rent expense was $107,540 and $35,766 for the years ended March 31, 2021 and 2020, respectively.